FORM N-23C-3
                        NOTIFICATION OF REPURCHASE OFFER
                             PURSUANT TO RULE 23C-3



1.       Investment  Company Act File Number:  811-08050  Date of  Notification:
         March 24, 2005

2.       Exact  name  of  investment   company  as  specified  in   registration
         statement.

         THE ASIA TIGERS FUND, INC.

3.       Address of principal executive office:

         200 Park Avenue, 24th Floor
         New York, NY 10166

4.       Check one of the following:

         A.   [X]   The  notification  pertains  to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

         B.   [ ]   The  notification  pertains  to  a  discretionary repurchase offer under paragraph (c) of Rule 23c-3.

         C.   [ ]   The notification  pertains  to a  periodic  repurchase offer
                    under   paragraph  (b)  of  Rule 23c-3 and  a  discretionary
                    repurchase offer under paragraph (c) of Rule 23c-3.



BY:           /s/ Bryan McKigney
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NAME:         Bryan McKigney
              --------------

TITLE:        Director, President and Chairman of the Fund
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